HELD FOR SALE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long Lived Assets Held-for-sale [Line Items]
Prepaid Expense and Other Assets, Current	$ 17,498	$ 14,574
Inventory, Net	8,317	11,951
Assets, Current	742,838	181,696
Vessels, net	1,648,888	811,715
Deferred Costs, Noncurrent	26,801	24,484
Total assets	3,991,993	2,665,221	2,414,399
Long-term Debt, Current Maturities	(116,431)	(30,784)
Accounts Payable, Current	(10,811)	(12,728)
Accrued Liabilities, Current	(31,124)	(22,787)
Amounts due to related parties	0	(363)
Liabilities, Current	(369,690)	(90,574)
Long-term debt	(1,264,356)	(636,244)
Liabilities	(1,709,486)	(861,084)
Golar Eskimo [Member]
Long Lived Assets Held-for-sale [Line Items]
Prepaid Expense and Other Assets, Current	196
Inventory, Net	266
Assets, Current	462
Vessels, net	280,284
Deferred Costs, Noncurrent	4,209
Assets, Noncurrent	284,493
Total assets	284,955
Long-term Debt, Current Maturities	(13,569)
Accounts Payable, Current	(419)
Accrued Liabilities, Current	(786)
Amounts due to related parties	(366)
Liabilities, Current	(15,140)
Long-term debt	(149,261)
Liabilities, Noncurrent	(149,261)
Liabilities	$ (164,401)